Income Taxes (Unrecognized tax benefits) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Temporary Differences/Potential change	$ 2,900,000,000	$ 2,700,000
Deferred Tax Assets, Allowance	256,000,000	202,000,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Amount that could affect effective tax rate	28,000,000	30,000,000
Accrued interest	6,000,000	6,000,000
Income Tax Examination, Interest Expense		$ 1,000,000
Accrued penalties	0
Nova Scotia Power Inc.
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net amount in dispute	62,000,000
Prepaid amount in dispute	$ 23,000,000